Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity value
Total Associates	$ 9,533	$ 17,244	$ 15,745
Total Joint ventures	14,623	9,277	7,102
Total	24,156	26,521	22,847
Loans	3,733	4,532	5,129
Total Equity value and Loans	27,889	31,053	27,976
Profit/(loss)
Total Associates	(4,567)	1,186	753
Total Joint ventures	2,675	2,252	(301)
Total share of profit/(loss) of equity affiliates	(1,892)	3,438	452
Other comprehensive income
Total Associates	3,368	734	(1,704)
Total Joint ventures	129	(28)	(127)
Share of other comprehensive income of equity affiliates, net amount	$ 3,497	$ 706	$ (1,831)